Balance Sheet Components - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Balance Sheet Statements, Captions [Line Items]
Intangible assets, net	$ 12,749		$ 0	$ 0
Inventory write off amount	4,537	$ 523	2,964	1,099	$ 400
Product Recall Reserves [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Inventory reserve				10,300
Inventory write off amount				$ 1,700
Recognized legal fee			2,900
Product Recall Reserves [Member] | General and administrative [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Additional legal settlement cost	$ 100		$ 500